ACCOUNTS RECEIVABLE	12 Months Ended
Sep. 30, 2012
Accounts Receivable [Abstract]
Accounts Receivable [Text Block]
4.	ACCOUNTS RECEIVABLE

Accounts receivable consists of trade receivables resulting from sales of products during the normal course of business.

Allowance for doubtful account is as follows:

	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Balance at beginning of year	842	842	2,714
Additions	-	1,872	4,038

Balance at end of year	842	2,714	6,752

The additions in allowance for doubtful account were recorded in general and administrative expenses. The increase was mainly caused by that full allowance were provided for the accounts receivable balance in Kunfeng.